CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Loss	Common Stock
Balance, shares at Dec. 31, 2021					13,387,344
Balance, amount at Dec. 31, 2021	$ (8,407,272)	$ 1,418,209	$ (9,826,820)	$ 0	$ 1,339
Stock-based compensation	546,460	546,460	0	0	0
Foreign currency translation loss	(10,106)	0	0	(10,106)	0
Net income/loss	(487,493)	0	(487,493)	0	0
Balance, amount at Dec. 31, 2022	(8,358,411)	1,964,669	(10,314,313)	(10,106)	$ 1,339
Balance, shares at Dec. 31, 2022					13,387,344
Stock-based compensation	136,709	136,709	0	0	$ 0
Foreign currency translation loss	0
Net income/loss	(1,712,176)	0	(1,712,176)	0	0
Balance, amount at Mar. 31, 2023	(9,933,878)	2,100,436	(12,026,489)	(10,106)	$ 2,281
Balance, shares at Mar. 31, 2023					22,812,048
Balance, shares at Dec. 31, 2022					13,387,344
Balance, amount at Dec. 31, 2022	(8,358,411)	1,964,669	(10,314,313)	(10,106)	$ 1,339
Stock-based compensation	715,727	715,727	0	0	0
Foreign currency translation loss	(2,702)	0	0	(2,702)	0
Net income/loss	16,371,134	0	16,371,134	0	0
Stock-based compensation- warrants	2,136,115	2,136,115	0	0	$ 0
Reverse recapitalization on December 21, 2023, shares					9,424,704
Reverse recapitalization on December 21, 2023, amount	(27,454,428)	(4,816,511)	(22,638,859)	0	$ 942
Balance, amount at Dec. 31, 2023	(17,487,227)	0	(17,476,700)	(12,808)	$ 2,281
Balance, shares at Dec. 31, 2023					22,812,048
Stock-based compensation	268,989	268,989	0	0	$ 0
Foreign currency translation loss	3,239	0	0	3,239	0
Net income/loss	(31,964,469)	0	(31,964,469)	0	0
Issuance of common stock for exercise of warrants, amount	293,249	293,233	0	0	16
Issuance of common stock for prior period services, amount	0	0	0	0	$ 0
Issuance of common stock for prior period services, shares					15,000
Issuance of common stock for conversion of debt, shares					169,204
Issuance of common stock for conversion of debt, amount	835,610	835,593	0	0	$ 17
Issuance of common stock for exercise of warrants, shares					162,867
Balance, amount at Mar. 31, 2024	$ (48,050,609)	$ 1,397,815	$ (49,441,169)	$ (9,569)	$ 2,314
Balance, shares at Mar. 31, 2024					23,159,119